Vanguard Variable Annuity

Supplement dated July 15, 2016

to the Prospectus dated May 1, 2016

Issued through Separate Account VA DD

By Transamerica Premier Life Insurance Company

The following hereby replaces the Investment Options chart in the Vanguard Variable Annuity prospectus.

PORTFOLIO AND MANAGEMENT	INVESTMENT OBJECTIVE
Money Market Portfolio(3) Manager: The Vanguard Group, Inc., through its Fixed Income Group	seeks to provide current income while maintaining liquidity and a stable share price of $1.

Short-Term Investment-Grade Portfolio Manager: The Vanguard Group, Inc., through its Fixed Income Group	seeks to provide current income while maintaining limited price volatility.

Total Bond Market Index Portfolio Manager: The Vanguard Group, Inc., through its Fixed Income Group	seeks to track the performance of a broad, market-weighted bond index.

High Yield Bond Portfolio Manager: Wellington Management Company, LLP	seeks to provide a high level of current income.

Conservative Allocation Portfolio Manager: The Vanguard Group, Inc.(1)	seeks to provide current income and low to moderate capital appreciation.

Moderate Allocation Portfolio Manager: The Vanguard Group, Inc.(1)	seeks to provide capital appreciation and a low to moderate level of current income.

Balanced Portfolio Manager: Wellington Management Company, LLP	seeks to provide long-term capital appreciation and reasonable current income.

Equity Income Portfolio Manager: Wellington Management Company, LLP and The Vanguard Group, Inc.	seeks to provide an above-average level of current income and reasonable long-term capital appreciation.

Diversified Value Portfolio Manager: Barrow, Hanley, Mewhinney & Strauss, LLC.	seeks to provide long-term capital appreciation and income.

Total Stock Market Index Portfolio Manager: The Vanguard Group, Inc.(2)	seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

Equity Index Portfolio Manager: The Vanguard Group, Inc., through its Equity Index Group	seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.

Mid-Cap Index Portfolio Manager: The Vanguard Group, Inc., through its Equity Index Group	seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

Growth Portfolio Manager: Jackson Square Partners, LLC, Wellington Management Company, LLP, and William Blair Investment Management, LLC	seeks to provide long-term capital appreciation.

Capital Growth Portfolio Manager: PRIMECAP Management Company	seeks to provide long-term capital appreciation.

TPLPSB 072016

Small Company Growth Portfolio	seeks to provide long-term capital appreciation.
Manager: Granahan Investment Management, Inc., The Vanguard Group, Inc. and Arrowpoint Asset Management, LLC

International Portfolio	seeks to provide long-term capital appreciation.
Manager: Baillie Gifford Overseas Ltd, and Schroder Investment Management North America Inc.

REIT Index Portfolio Manager: The Vanguard Group, Inc., through its Equity Index Group	seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.

[1]	The Conservative Allocation Portfolio and Moderate Allocation Portfolio each receive advisory services indirectly by investing in U.S. fixed-income securities; small-, mid-, and large-cap U.S. stocks; foreign fixed-income securities; and foreign stocks.
[2]	The Total Stock Market Index Portfolio receives advisory services indirectly by investing in the Equity Index Portfolio and Extended Market Index Fund.
[3]	Please see disclosure below about recent regulatory reform affecting the Money Market Portfolio.